OTHER REVENUES (Tables)	12 Months Ended
Dec. 31, 2016
OTHER REVENUES
Schedule of other revenues

	Year ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Sales of application services	19,249	8,122	28	4
Sales of silver products	2,202	2,494	4,973	716
Awards from the Exchanges	—	38,005	90,528	13,039
VAT refund	—	—	45,313	6,527
Government grants and others	6,242	35,684	14,728	2,121

Total	27,693	84,305	155,570	22,407